Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Composition of income tax benefits
Current income tax expense	¥ 2,587		¥ 15,261	¥ 15,440
Deferred tax benefits	(1,791)	$ (256)	(16,166)	(33,515)
Income tax (benefits)/expenses	¥ 796	$ 114	¥ (905)	¥ (18,075)